Property and Equipment	12 Months Ended
Feb. 29, 2020
Property and Equipment
Property and Equipment

(4) Property and Equipment

Property and equipment consisted of the following:

	February 28/29,
	2019	2020
Capitalized software development costs	$32,862	$35,867
Computer software	10,275	8,829
Computer equipment	7,828	9,383
Office equipment, furniture, and leasehold improvements	8,012	8,903
Office equipment and furniture under capital leases	1,252	1,251
	60,229	64,233
Less accumulated depreciation	(44,955)	(50,608)
Total	$15,274	$13,625

Depreciation and amortization expense was $9,391 and $7,670 for the fiscal years ended February 28, 2019 and February 29, 2020, respectively. During the fiscal year ended February 29, 2020, the Company accelerated depreciation in the amount of $1,634 related to the retirement of software. Also, during 2020 the Company wrote off $680 of leasehold improvements and furniture/fixtures related to the termination of the Seattle lease (see note 13), resulting in a loss on disposal of $299.